SIGNIFICANT ACCOUNTING POLICIES - Right-of-use assets (Details) - Right-of-use assets	12 Months Ended
Dec. 31, 2021
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term in years	3 years
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term in years	4 years